Other liabilities	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Other liabilities

Note 11	Other liabilities

$ millions, as at October 31	2022	2021

Accrued interest payable	$2,009	$781
Defined benefit liability (Note 1 8 )	477	602
Gold and silver certificates	102	113
Brokers’ client accounts	6,617	5,809
Derivative collateral payable	5,919	6,662
Negotiable instruments	1,267	1,149
Accrued employee compensation and benefits	2,737	2,961
Accounts payable and accrued expenses	2,608	2,259
Other (1)	6,336	4,587
	$28,072	$24,923

(1)
Includes the carrying value of our lease liabilities, which was $2,175 million as at October 31, 2022 (2021: $2,134 million). The undiscounted cash flows related to the contractual maturity of our lease liabilities is $344 million for the period less than 1 year, $1,109 million between years 1-5, and $1,199 million thereafter until expiry of the leases. During the year ended October 31, 202
2
, interest expense on lease liabilities was $61 million (2021: $51 million).